Basis of presentation - intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Models | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	5 years
Models | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	6 years
Powertrains | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	10 years
Powertrains | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	12 years